General (Schedule Of Estimated Fair Values Of Assets Acquired And Liabilities Assumed) (Details) (Wavion [Member], USD $) In Thousands, unless otherwise specified	Nov. 30, 2011	Nov. 23, 2011
Wavion [Member]
Cash		$ 1,097
Trade receivables		3,760
Other receivables and prepaid expenses		942
Current deferred tax assets		1,334
Inventories		1,436
Property and equipment		1,317
Long-term deferred tax assets		6,480
Other intangible assets	22,009	22,009
Goodwill	13,087	13,087
Total assets acquired		51,462
Trade payables		(3,553)
Accrued expenses and other liabilities		(3,532)
Other long-term liabilities		(4,943)
Severance pay		(203)
Long-term loan		(2,984)
Long-term deferred tax liabilities		(7,814)
Total liabilities assumed		(23,029)
Net assets acquired		$ 28,433